Description of Business (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Number of Reportable Segments	1
Navios Partners [Member]
Ownership Percentage	10.30%
Navios Logistics [Member]
Incorporation date	Dec. 17, 2007
Ownership Percentage	63.80%	63.80%
Navios Partners [Member]
Number of vessels sold	36